Commitments and Contingencies - Additional Information (Details) - Office Facilities	12 Months Ended
Dec. 31, 2024
Dubai
Loss Contingencies [Line Items]
Lease agreement expiring year	2025
Singapore
Loss Contingencies [Line Items]
Lease agreement expiring year	2025
Greece
Loss Contingencies [Line Items]
Lease agreement expiring year	2027
Hong Kong
Loss Contingencies [Line Items]
Lease agreement expiring year	2027